Loans Receivable, Net (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
1-89 Days Past Due	$ 38,280,319
90-179 Days Past Due	35,193,296	719,966
180-365 Days Past Due	4,284,361	5,958,441
Over 1 year Past Due	7,866,437	719,966
Total Past Due	85,624,413	7,398,373
Current	95,932,372	147,321,361
Total Loans	181,556,785	154,719,734
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
1-89 Days Past Due	9,976,350
90-179 Days Past Due	4,368,880	719,966
180-365 Days Past Due	507,116	5,077,202
Over 1 year Past Due	6,925,968	719,966
Total Past Due	21,778,314	6,517,134
Current	34,437,508	51,870,070
Total Loans	56,215,822	58,387,204
Personal loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
1-89 Days Past Due	28,303,969
90-179 Days Past Due	30,824,416
180-365 Days Past Due	3,777,245	881,239
Over 1 year Past Due	940,469
Total Past Due	63,846,099	881,239
Current	61,494,864	95,451,291
Total Loans	$ 125,340,963	$ 96,332,530